Deferred tax assets and liabilities	12 Months Ended
Mar. 31, 2021
Disclosure Of Deferred tax assets and liabilities [Abstract]
Disclosure of deferred taxes [text block]
11.	Deferred tax assets and liabilities

The tax effects of significant temporary differences that resulted in deferred tax assets and a description of the items that created these differences is given below

Recognized deferred tax assets / (liabilities)	Assets / (liabilities)
	March 31, 2021	March 31, 2020
Deductible temporary difference
Property, Plant and Equipment	597,497	181,237
Lease obligations on right of use assets	61,752	33,028
Provision for employee benefits	8,886	-
Accounts receivable	99,078	-
Provision for Doubtful Advances	12,585	-
	779,798	214,265
Taxable temporary difference
Intangible assets	(143,326)	(181,237)
Finance Lease obligations	-	-
	(143,326)	(181,237)

Unused Tax credits
Mat Credit Entitlement	-	66,318
Net deferred tax asset (liability) recognized in Balance Sheet	636,472	99,346

The Group has recognised deferred tax assets arising on temporary deductible difference only to the extent of deferred tax liabilities arising on taxable temporary differences during the year. In assessing the realizability of deferred tax assets, management considers whether some portion or all of deferred tax assets will not be realized. The ultimate realization of deferred tax assets and tax loss carry forwards is dependent upon the generation of future taxable income during the periods in which the temporary differences become deductible. Management considers the scheduled reversals of deferred tax liabilities, projected future taxable income and tax planning strategy in making this assessment. Based on the level of historical taxable income and projections of future taxable income over the periods in which deferred tax assets are deductible, management believes that the Group will realize the benefits of those recognized deductible differences. The amount of deferred tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income are reduced.

Movement in temporary differences during the year

			Recognized			Recognized
		Recognized	in	Balance	Recognized	in	Balance
	Balance as	in	Equity /	as of	in	Equity /	as of
	of March	income	Balance	March	income	Balance	March
	31, 2019	statement	sheet	31, 2020	statement	sheet	31, 2021
Property, plant and equipment	272,291	(91,054)	-	181,237	416,260	-	597,497
Intangible assets	(146,703)	(34,535)	-	(181,238)	37,912	-	(143,326)
Lease obligations on right of use assets	-	33,028	-	33,028	28,724	-	61,752
Finance Lease obligations	(125,588)	125,588	-	-	-	-	-
MAT Credit entitlement	236,045	-	(169,727)	66,318	(66,318)	-	-
Provision for employee benefits	-	-	-	-	8,886	-	8,886
Accounts receivable	-	-	-	-	99,078	-	99,078
Provision for Doubtful Advances	-	-	-	-	12,585	-	12,585

Unrecognized deferred tax assets / (liabilities)

	As of March 31, 2021	As of March 31, 2020
Deductible temporary differences	-	592,981
Unrecognized tax losses	-	7,140
	-	600,121

Considering the probability of availability of future taxable profits in the period in which tax losses expire, deferred tax assets have not been recognized in respect of tax losses carried forward by the Group. The above tax losses expire at various years.

Income tax expense recognized in profit or loss

	March 31, 2021	March 31, 2020	March 31, 2019
Current tax expense / (benefit)
Current perio d	671,877	345,707	238,657

Deferred tax expense / (benefit)
Origination and reversal of temporary differences	(603,463)	(31,368)	-
MAT credit entitlement		-	(236,045)

Total income tax expense / (benefit)	68,414	314,339	2,612

There are no income taxes directly recognized in other comprehensive income.

Reconciliation of effective tax rate

A reconciliation of the income tax provision to the amount computed by applying the statutory income tax rate to the income before taxes is summarized below:

	Year ended	Year ended	Year ended
	March 31, 2021	March 31, 2020	March 31, 2019
Profit before income taxes	1,600,276	1,019,716	1,071,315
Enacted tax rates in India	34.94%	34.94%	34.94%
Computed expected tax expense / (benefit)	559,209	356,343	374,360
Effect of:
Share based payment expense not deductible for tax purposes	-	-	411
Unrecognized deferred tax assets on losses incurred during the year (net of temporary differences, if any)
Recognition of previously unrecognised deferred tax asset on temporary differences	(267,566)	84,588	48,395
Difference on account differential tax rates in different jurisdictions	(1,555)	7,149	(1,924)
Expenses/income not taxable	-	-	-
Recognition of current year temporary differences	(129,500)	(33,028)	-
Recognition of previously unrecognized tax losses	-	(100,713)	(418,630)
Difference on account of differential tax rates in different companies	(86,987)
Effect of expenses that are not deductible in determining taxable profit	3,092
Expenses/income not taxable
Unrecognized temporary differences	3,491
Utilisation of previously unrecognised temporary differences	2,056
Effect of rate difference in opening and closing deferred tax	(28,182)
Others	14,356
	68,414	314,339	2,612